Operating Revenue	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operating Revenue
4	OPERATING REVENUE

	2019	2018	2017
	Million	Million	Million
Revenue from telecommunications services
Voice services	88,624	108,083	156,918
Data services
-SMS & MMS	28,648	28,800	28,058
-Wireless data traffic	384,999	383,297	364,906
-Wireline broadband	68,835	54,285	39,731
-Applications and information services	82,543	75,701	60,655
Others	20,743	20,741	18,083

	674,392	670,907	668,351
Revenue from sales of products and others	71,525	65,912	72,163

	745,917	736,819	740,514

The majority of the Group’s operating revenue is from contracts with customers, the remaining is not material.

(a)	Assets related to contracts with customers
The Group has recognized the following assets related to contract with customers:

			As of	As of
	Note		December 31, 2019	December 31, 2018
			Million	Million
Contract assets	(i	)	6,567	6,489
Less: current portion			(5,003)	(5,022)

Non-current portion recorded in other non-current assets			1,564	1,467
Contract costs recorded in other non-current assets	(ii	)	15,987	6,975

Other non-current assets			17,551	8,442

Note:

(i)	Changes in contract assets:

	Contract assets
	Gross amount	Loss allowance
	Million	Million
As of January 1, 2019	6,831	(342)
Increase resulting from satisfaction of performance obligation	6,886	—
Reclassified to accounts receivable	(6,834)	—
Net impairment loss of contract assets	—	26

As of December 31, 2019	6,883	(316)

(ii)	Changes in contract costs

	Contract costs
	2019	2018
	Million	Million
As of January 1	6,975	4,954
Addition	24,149	9,711
Amortization for the year	(15,137)	(7,690)

As of December 31	15,987	6,975

Contract costs primarily include sales commissions payable to third party agents and costs related to connecting a customer to the Group’s network for the provision of telecommunications services. The increase of contract costs was mainly due to the Group’s continuing investment in the industrial informatization and household market.

(b)	Details of contract liabilities
Contract liabilities are presented in deferred revenue in the consolidated balance sheets. Changes in contract liabilities are as follows:

	Contract liabilities
	2019	2018
	Million	Million
As of January 1	62,812	81,147
Opening balance recognized in the consolidated statement of comprehensive income for the year	(56,409)	(66,370)
Other changes for the year	51,028	48,035

As of December 31	57,431	62,812

(c)	Unsatisfied long-term contracts
The unsatisfied performance obligation of the Group is mainly relating to telecommunications services. The Group generally enters into service contracts with customers monthly or for a fixed term, and bills the customers on monthly basis based on the contract terms for the Group’s unconditional right to consideration. For the contracts that have an original expected duration of one year or less and the performance obligations which are regarded as satisfied as billed, the Group has applied the practical expedient permitted under IFRS 15, therefore, the information about the remaining performance obligations were not disclosed.